PROVISIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of other provisions [line items]
Less: current portion	$ (2,750)	$ 0
LEGAL PROVISION
Disclosure of other provisions [line items]
Balance - August 31, 2020	0
Additions	2,750
Less: current portion	(2,750)
Balance - August 31, 2021	$ 0